INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$ 1,170,000	$ 870,000
Less valuation allowance	(1,170,000)	(870,000)
Net deferred tax asset	0	0
Net operating loss carry forward	$ 3,440,000	$ 2,550,000